OTHER ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2023
Other Accruals
Schedule of other accruals

	December 31,
	2023	2022
Employees and payroll accruals	$833	$1,058
Accrued expenses	1,861	987
Accrued vacation and recuperation	233	333
Tax liability	140	1,180
Deferred revenues	24	-
Other	217	169
Total other accruals	$3,307	$3,727